CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary Shares CNY	Additional Paid-in Capital CNY	Retained earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive loss CNY	Noncontrolling Interest CNY
Balance at Dec. 31, 2010		2,125,310	178	2,168,364	(29,705)	(22,703)	9,176
Balance (in shares) at Dec. 31, 2010			241,151,755
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options		7,784	1	7,783
Issuance of ordinary shares upon exercise of options (in shares)			1,452,468
Share-based compensation		15,483		15,483
Excess tax benefit from share-based compensation		8,324		8,324
Capital contribution from noncontrolling interest holders		459					459
Net income		118,138			114,832		3,306
Dividend paid to noncontrolling interest holders		(3,151)					(3,151)
Foreign currency translation adjustments		(16,463)				(16,463)
Balance at Dec. 31, 2011		2,255,884	179	2,199,954	85,127	(39,166)	9,790
Balance (in shares) at Dec. 31, 2011			242,604,223
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options		18,311	1	18,310
Issuance of ordinary shares upon exercise of options (in shares)			1,889,872
Share-based compensation		20,837		20,837
Excess tax benefit from share-based compensation		4,302		4,302
Capital contribution from noncontrolling interest holders		240					240
Acquisitions with noncontrolling interest		14,215					14,215
Net income		179,504			174,887		4,617
Dividend paid to noncontrolling interest holders		(3,486)					(3,486)
Foreign currency translation adjustments		758				758
Balance at Dec. 31, 2012		2,490,565	180	2,243,403	260,014	(38,408)	25,376
Balance (in shares) at Dec. 31, 2012		244,494,095	244,494,095
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares upon exercise of options and vesting of restricted stock		29,146	2	29,144
Issuance of ordinary shares upon exercise of options and vesting of restricted stock (in shares)			3,057,904
Share-based compensation		30,468		30,468
Excess tax benefit from share-based compensation		14,582		14,582
Acquisitions of noncontrolling interest		(16,460)		(2,514)			(13,946)
Net income	46,863	283,695			279,858		3,837
Dividend paid to noncontrolling interest holders		(3,229)					(3,229)
Foreign currency translation adjustments	(161)	(976)				(976)
Balance at Dec. 31, 2013	$ 467,118	2,827,791	182	2,315,083	539,872	(39,384)	12,038
Balance (in shares) at Dec. 31, 2013	247,551,999		247,551,999